Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Market Risk Benefits
The following tables show a rollforward of MRB balances for variable and fixed annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	Year Ended December 31, 2025
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$2,488,463	$0	$(844,582)	$1,643,881
Effect of cumulative changes in non-performance risk	626,845	0	0	626,845
Balance, beginning of period, before effect of changes in non-performance risk	3,115,308	0	(844,582)	2,270,726
Attributed fees collected	1,008,519	19,936	(232,779)	795,676
Claims paid	(53,926)	0	5,400	(48,526)
Interest accrual	168,951	4,611	(50,303)	123,259
Actual in force different from expected	63,484	(1,554)	(19,029)	42,901
Effect of changes in interest rates	(267,183)	(34,582)	79,628	(222,137)
Effect of changes in equity markets	(1,128,930)	(12,609)	118,797	(1,022,742)
Effect of assumption update and other refinements	120,191	151,000	(23,026)	248,165
Issuances	57,950	28,494	(6,074)	80,370
Other adjustments	29,602	11,615	(22,568)	18,649
Effect of changes in current period counterparty non-performance risk	0	0	(18,039)	(18,039)
Balance, end of period, before effect of changes in non-performance risk	3,113,966	166,911	(1,012,575)	2,268,302
Effect of cumulative changes in non-performance risk	(451,282)	9,531	0	(441,751)
Balance, end of period	$2,662,684	$176,442	$(1,012,575)	$1,826,551

	Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$3,707,407	$0	$(917,792)	$2,789,615
Effect of cumulative changes in non-performance risk	1,067,983	0	0	1,067,983
Balance, beginning of period, before effect of changes in non-performance risk	4,775,390	0	(917,792)	3,857,598
Attributed fees collected	1,095,139	0	(259,099)	836,040
Claims paid	(57,083)	0	5,669	(51,414)
Interest accrual	226,734	0	(56,043)	170,691
Actual in force different from expected	49,864	0	(21,062)	28,802
Effect of changes in interest rates	(1,436,230)	0	277,354	(1,158,876)
Effect of changes in equity markets	(1,660,907)	0	177,329	(1,483,578)
Effect of assumption update and other refinements(1)	82,619	0	3,984	86,603
Issuances	70,965	0	(5,019)	65,946
Other adjustments(1)	(31,183)	0	11,566	(19,617)
Effect of changes in current period counterparty non-performance risk	0	0	(61,469)	(61,469)
Balance, end of period, before effect of changes in non-performance risk	3,115,308	0	(844,582)	2,270,726
Effect of cumulative changes in non-performance risk	(626,845)	0	0	(626,845)
Balance, end of period	$2,488,463	$0	$(844,582)	$1,643,881

	Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$4,550,625	$0	$(422,261)	$4,128,364
Effect of cumulative changes in non-performance risk	1,727,910	0	0	1,727,910
Balance, beginning of period, before effect of changes in non-performance risk	6,278,535	0	(422,261)	5,856,274
Attributed fees collected	1,158,879	0	(246,747)	912,132
Claims paid	(85,898)	0	9,952	(75,946)
Interest accrual	293,205	0	(53,016)	240,189
Actual in force different from expected	79,030	0	(13,338)	65,692
Effect of changes in interest rates	(1,438,873)	0	455,062	(983,811)
Effect of changes in equity markets	(1,845,207)	0	180,953	(1,664,254)
Effect of assumption update and other refinements(1)	235,543	0	(54,067)	181,476
Issuances	29,433	0	7,680	37,113
Other adjustments(1)(2)	70,743	0	(635,011)	(564,268)
Effect of changes in current period counterparty non-performance risk	0	0	(146,999)	(146,999)
Balance, end of period, before effect of changes in non-performance risk	4,775,390	0	(917,792)	3,857,598
Effect of cumulative changes in non-performance risk	(1,067,983)	0	0	(1,067,983)
Balance, end of period	$3,707,407	$0	$(917,792)	$2,789,615
(1)     Prior period amounts have been updated to conform to current presentation.
(2) Other adjustments for December 31, 2023 primarily includes $638 million related to the reinsurance transaction with AuguStar. See Note 12 for additional information.

The following tables present accompanying information to the rollforward table above.

	December 31, 2025
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$7,619,998	$513,514
Weighted-average attained age of contractholders	72	68

	December 31, 2024
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$8,722,499	N/A
Weighted-average attained age of contractholders	71	N/A

	December 31, 2023
	Variable Annuities	Fixed Annuities
	($ in thousands)
Net amount at risk(1)	$9,041,651	N/A
Weighted-average attained age of contractholders	70	N/A
(1)     For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The tables below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2025
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,373,383	$2,890	$1,376,273
Ceded	1,279,593	0	1,279,593
Total market risk benefit assets	$2,652,976	$2,890	$2,655,866

Direct and assumed	$4,036,066	$179,332	$4,215,398
Ceded	267,019	0	267,019
Total market risk benefit liabilities	$4,303,085	$179,332	$4,482,417

Net liability	$1,650,109	$176,442	$1,826,551

	December 31, 2024
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,492,186	$0	$1,492,186
Ceded	1,145,177	0	1,145,177
Total market risk benefit assets	$2,637,363	$0	$2,637,363

Direct and assumed	$3,980,650	$0	$3,980,650
Ceded	300,594	0	300,594
Total market risk benefit liabilities	$4,281,244	$0	$4,281,244

Net liability	$1,643,881	$0	$1,643,881

	December 31, 2023
	Variable Annuities	Fixed Annuities	Total
	(in thousands)
Direct and assumed	$1,201,945	$0	$1,201,945
Ceded	1,165,298	0	1,165,298
Total market risk benefit assets	$2,367,243	$0	$2,367,243

Direct and assumed	$4,909,352	$0	$4,909,352
Ceded	247,506	0	247,506
Total market risk benefit liabilities	$5,156,858	$0	$5,156,858

Net liability	$2,789,615	$0	$2,789,615